Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details) - CAD ($) $ in Thousands		3 Months Ended
	Jan. 29, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Shares issued in settlement of license acquisition payment obligation	96,833	0		96,833
Carrying value liabilities	$ 1,319
Shares issued in payment to suppliers	$ 1,240
Gain (loss) on extinguishment of liabilities			$ 79